UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-08386

American Heritage Growth Fund, Inc.

(Exact name of registrant as specified in charter)

845 Third Avenue

 New York, NY             10022

(Address of principal executive offices) (Zip code)

Jonathan B. Reisman

 6975 NW 62 Terrace

 Parkland, FL 33067

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 397-3900

Date of fiscal year end: January 31

Date of reporting period: January 31, 2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

American Heritage Growth Fund, Inc.
Annual Report January 31, 2006

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares or The American Heritage Growth Fund, Inc. Such offering is made only by prospectus, which includes details as to offering price and other material information.

AMERICAN HERITAGE GROWTH FUND, INC.

Industry Illustration

January 31, 2006 (Unaudited)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

AMERICAN HERITAGE GROWTH FUND, INC.

Statement of Assets and Liabilities

January 31, 2006

ASSETS
Investments in securities, at market value
(Cost $141,694) (Note 1)	$ 108,786
Dividends and interest receivable	174

TOTAL ASSETS	108,960

LIABILITIES
Payables:
Accrued expenses and other liabilities	11,928

TOTAL LIABILITIES	11,928

NET ASSETS
Net Assets (equivalent to $0.04 per
share based on 2,166,084 shares
of capital stock outstanding) (Note 4)	$ 97,032

Composition of net assets:
Paid in capital	3,231,706
Accumulated net investment loss	(291,061)
Accumulated net realized loss on
Investments	(2,810,705)
Net unrealized depreciation on
Investments	(32,908)

NET ASSETS, January 31, 2006	$ 97,032

The accompanying notes are an integral part of these financial statements.

AMERICAN HERITAGE GROWTH FUND, INC.

Schedule of Investment in Securities

January 31, 2006

	Number of
	Shares	Value

COMMON STOCKS & WARRANTS – 61.89%
BASIC MATERIALS – 3.28%
Canarc Resource Corp.*	5,000	2,900

BUSINESS SERVICES – 4.35%
BlastGard International, Inc. *	5,000	2,000
Interep National Radio. *	5,000	1,850
		3,850
CONSUMER GOODS – 13.17%
Tempur Pedic International, Inc.*	1,000	11,660

ENERGY – 3.50%
Eden Energy Corp.*	1,000	3,100

HEALTHCARE - 21.72%
Unigene Laboratories, Inc.*	2,000	7,520
Millenia Hope, Inc.*	20,000	1,500
Nexmed, Inc.*	2,500	2,625
ViaCell, Inc.*	500	2,640
Vioquest Pharmaceuticals, Inc.*	2,500	1,900
Hythiam, Inc.*	500	3,040
		19,225
INDUSTRIALS – 6.61%
Worldwater Corp.*	15,000	5,850

TECHNOLOGY – 9.26%
Ecuity, Inc *.	55,000	275
Powerhouse Technologies Group, Inc.*	4,750	2,375
Simulations Plus, Inc.*	1,500	5,550
		8,200

TOTAL COMMON STOCKS		54,785

The accompanying notes are an integral part of these financial statements.

AMERICAN HERITAGE GROWTH FUND, INC.

Schedule of Investment in Securities

January 31, 2006

(Continued)

CASH & EQUIVALENTS
FIRST AMERICAN TREASURY
FUND CL A 4.01% **	61.01%	54,001
TOTAL INVESTMENTS
(Cost $141,694)	122.90%	108,786

LIABILITIES IN EXCESS OF	(22.90%)	(11,754)
OTHER ASSETS

TOTAL NET ASSETS	100.00%	$ 97,032

*

Non-income producing security.

**   Variable Rate Security at January 31, 2006

+

Illiquid security.

The accompanying notes are an integral part of these financial statements.

AMERICAN HERITAGE GROWTH FUND, INC.

Statement  of Operations

January 31, 2006

INVESTMENT INCOME:
Dividends	$32
Interest	1,228
TOTAL INVESTMENT INCOME	1,260

EXPENSES:
Investment advisory fees (Note 2)	1,621
Fund Accounting / Transfer agent fees	8,151
Audit fees	13,010
Legal fees	4,014
Custodian fees	4,804
Registration	0
Printing	3,574
Taxes	1,600
Insurance	341
Trustee Fees	1,500
Other expenses	1,788
TOTAL EXPENSES	40,403
Less: waiver of investment
Expense Waiver	(1,621)
NET EXPENSES	38,782
Net investment loss	(37,522)

NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
Net realized gain from investment
transactions	(29,105)
Net change in unrealized
depreciation on investments	15,954
Net realized and unrealized loss
on investments	(13,151)
Net decrease in net assets
resulting from operations	$(50,673)

The accompanying notes are an integral part of these financial statements.

AMERICAN HERITAGE GROWTH FUND, INC.

Statement of Changes in Net Assets

July31, 2005 (Unaudited)

	Year	Year
	ending	ending
	January 31	January 31
	2006	2005

NET INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS:
Net investment loss	$(37,522)	$(17,088)
Net realized gains (losses) from
investment transactions	(29,105)	31,269
Net change in unrealized appreciation
(depreciation) on investments	15,954	(40,842)
Net increase (decrease) in net assets
resulting from operations	(50,673)	(26,661)
Distributions to shareholders:
Net investment income	0	0
Net realized gains on investments	0	0
Capital share transactions
Proceeds from shares sold	8	4,508
Payment for shares redeemed	(25,042)	(16,757)
Net decrease from capital
share transactions	(25,034)	(12,249)
Net (decrease)
in net Assets	(75,707)	(38,910)

NET ASSETS:
Beginning of year	172,739	211,649
End of year	$97,032	$172,739

CAPITAL SHARE ACTIVITY
Shares sold	174	62,483
Shares redeemed	(420,816)	(242,938)
Net decrease in shares outstanding	(420,642)	(67,155)
Shares outstanding at the
beginning of the period	2,586,726	2,767,181
Shares outstanding at the
end of the period	2,166.084	2,586,726

The accompanying notes are an integral part of these financial statements.

AMERICAN HERITAGE GROWTH FUND, INC.

Notes to Financial Statements

January 31, 2006

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization

American Heritage Growth Fund, Inc. (the ""Fund'') was incorporated on February 14, 1994 and commenced operations on May 25, 1994. The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment company having an investment objective of seeking growth of capital. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  These policies are in conformity with generally accepted accounting principles. Significant accounting policies of the Fund are as follows:

Security valuations

The Fund values investment securities, where reliable market quotations are available, at market value based on the last recorded sales price as reported on the principal securities exchange on which the security is traded, or if the security is not traded on an exchange, market value is based on the latest bid price. Portfolio securities for which reliable market quotations are not readily available are valued as the Board of Directors in good faith determines.

Federal income taxes

The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required.

As of January 31, 2006, the Fund had available for federal income purposes an unused capital loss carryover of approximately $2,812,869, which expires between 2004 and 2019. If not utilized by then, the loss will be charged against paid in capital.

Distribution to Shareholders

AMERICAN HERITAGE GROWTH FUND, INC.

Notes to Financial Statements

January 31, 2006

(Continued)

The Fund intends to distribute to shareholders substantially all of its net investment income, if any, and any net realized capital gains, if any, during each fiscal year. Any undistributed amounts for any fiscal year will be paid out of the subsequent year's distributions.

Option writing

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from the sale of securities.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.

Repurchase Agreements

The Fund may enter into a repurchase agreement as a money market alternative with respect to its otherwise uninvested cash.  There is no limitation of the amount of repurchase agreements which may be entered into by the Fund.  In connection with a repurchase agreement, the Fund will acquire a security and simultaneously agree to resell at a higher price.  A repurchase agreement, therefore, involves a loan by the Fund, which loan is collateralized by the value of the underlying security.  Delays or losses could result if the other party to the repurchase agreement defaults or becomes insolvent.  All repurchase agreements entered into by the Fund will be fully collateralized by securities issued by the United States Government.

Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and

AMERICAN HERITAGE GROWTH FUND, INC.

Notes to Financial Statements

January 31, 2006

(Continued)

disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period.  Actual results could differ from those estimates.

Other

The Fund follows industry practice and records security transactions on the trade date.  The specific identification method is used in determining gains and losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

NOTE 2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS

The Fund has an investment advisory agreement with American Heritage Management Corporation (AHMC), whereby AHMC receives an annual fee of 1.25% of the Fund’s average net asset value, computed daily, and payable monthly.  However, for the year ending January 31, 2006, AHMC agreed to waive its investment advisory fees which amounted to $1,621.

Heiko H. Thieme, the Fund’s Chairman of the Board of Directors and Chief Executive Officer, is also the Chairman of the Board of Directors, Chief Executive Officer, and Secretary of AHMC, of which he owns all of the outstanding shares.

During the fiscal years ended January 31, 2006 and January 31, 2005, Thieme Securities, Inc., which is wholly owned by Heiko H. Thieme, received brokerage commissions from the Fund of $2,290 and $3,320, respectively.

NOTE 3. INVESTMENTS

During the year ended January 31, 2006, purchases and sales of investment securities, other than short-term

AMERICAN HERITAGE GROWTH FUND, INC.

Notes to Financial Statements

January 31, 2006

(Continued)

investments, aggregated $356,761 and $405,468, respectively.

NOTE 4. CAPITAL SHARE TRANSACTIONS

As of January 31, 2006, there were 250,000,000 shares of $0.001 par value capital stock authorized and the total par value and paid in capital aggregated $3,231,706.

AMERICAN HERITAGE GROWTH FUND, INC.

FINANCIAL HIGHLIGHTS AND RELATED

RATIO/SUPPLEMENTAL DATA

For a fund share outstanding throughout each period

	Year	Year	Year	Year	Year
	ending	ending	ending	ending	ending
	January 31	January 31	January 31	January 31	January 31
	2006	2005	2004	2003	2002
Net asset value, beginning of period	$0.07	0.08	0.06	$0.10	$0.16
Income (loss) from investment operations:
Net investment income (loss)	(0.02)	(0.01)	(0.01)	(0.01)	(0.01)
Net gains (losses) on securities (both
realized and unrealized)	(0.01)	0.00	0.03	(0.03)	(0.05)
Total from investment operations	(0.03)	(0.01)	0.02	(0.04)	(0.06)
Less distributions:
Dividends (from net investment
income)	0.00	0.00	0.00	0.00	0.00
Distributions (from capital gains)	0.00	0.00	0.00	0.00	0.00
Net asset value, end of period	$0.04	$0.07	$0.08	$0.06	$0.10
Total return	(42.86)%	(12.50)%	33.33%	(40.00)%	(37.50)%
Ratios/Supplemental data:
Net assets, end of period	$97,032	$172,739	$211,649	$170,497	$299,845
Ratio of expenses to average net assets	31.19%	9.50%	11.47%	18.77%	14.70%
Ratio of net loss to average net assets	(30.22)%	(9.03)%	(10.87)%	(18.66)%	(14.30)%
Portfolio turnover rate	448.94%	256.71%	1840.32%	597.61%	154.30%

The accompanying notes are an integral part of these financial statements.

AMERICAN HERITAGE GROWTH FUND, INC.

Expense Illustration

January 31, 2006

Expense Example

As a shareholder of the American Heritage Growth Fund., you incur ongoing costs, including management fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, August 1, 2005 through January 31, 2006.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	August 1, 2005	January 31, 2006	August 1,2005 to January 31, 2006
Actual	$1,000.00	$666.67	$159.53
Hypothetical (5% Annual Return before expenses)	$1,000.00	$833.91	$175.54
* Expenses are equal to the Fund's annualized expense ratio of 37.77%, multiplied by the average account value over the period, multiplied by 185/365 (to reflect the one-half year period).

The accompanying notes are an integral part of these financial statements.

AMERICAN HERITAGE GROWTH FUND, INC.

Board of Directors

January 31, 2006

The Fund's Board of Directors is responsible for the management of the Fund.  The following table sets forth certain information with respect to each member of the Fund's Board of Directors and each officer of the Fund.  The Fund does not have an advisory board.

Name and Address	Age	Positions Held With the Fund	Approximate Length of Time Served	Principal Occupation(s) During the Past Five Years	OTHER DIRECTORSHIPS
Heiko H. Thieme* 845 Third Avenue New York, NY	62	Chairman of the Board of Directors, Chief Executive Officer and Secretary	11 years

Chairman of the Board of Directors, Chief Executive Officer and Secretary of the Fund and The American Heritage Fund, Inc. Chief Executive Officer of American Heritage Management Corporation and Thieme Associates, Inc. (investment advisor). Chief Executive Officer of Thieme Securities, Inc. (broker-dealer) and Thieme Consulting, Inc. Chief Executive Officer of The Global Opportunity Fund Limited (foreign investment company) and their respective investment advisors.

					The American Heritage Fund, Inc. (AHF)

Dr. Eugene Sarver 241 W. 97th St. New York, NY	61	Director	11 years	Sole proprietor of Sarver International (financial and economic consulting) and Associate of Intercap Investments, Inc.	AHF

*Mr. Thieme is an “interested person” as defined in the Investment Company Act of 1940 because he is an executive officer of the Fund and owns all the outstanding equity securities of AHMC and Thieme Securities, Inc.

Mr. Thieme is the portfolio manager of the Fund and AHF.  None of the Fund’s other directors oversees any portfolios in the fund complex..

Each of the Fund’s officers and directors serves until his respective successor is elected and qualifies or until his earlier removal or resignation.

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant had not adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.  The registrant did not adopt such a code because the Board of Directors did not believe it necessary due to the registrant’s small size and as it only has one executive officer who is also the senior financial officer.

(b)

Not applicable.

(c), (d), (e) and (f)

Not applicable.

Item 3. Audit Committee Financial Expert.

The registrant does not have an audit committee.

Item 4. Principal Accountant Fees and Services.

Auditor did not provide information for fiscal year 2005 or 2006.

(a)

Audit Fees

FY 2005

$

FY 2006

$

(b)

Audit-Related Fees

Registrant

FY 2005

$

FY 2006

$

(c)

Tax Fees

Registrant

FY 2005

$

FY 2006

$

(d)

All Other Fees

Registrant

FY 2005

$

FY 2006

$

(e)

Not applicable.

(f)

During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

Registrant

FY 2005

$

(h)

Not applicable.

Item 5. Audit Committee of Listed Registrants. Not applicable.

Item 6.  Schedule of Investments.  Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A  or this Item.

Item 11.  Controls and Procedures.

(a)

Based upon an evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures within 90 days of the filing of this Report, the registrant’s Chief Executive Officer and Chief Financial Officer believes that the disclosure controls and procedures were effective.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CERT Filed herewith.

(a)(2)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Heritage Growth Fund, Inc.

By /s/ Heiko H. Thieme CEO

*Heiko H. Thieme CEO

Date April 11, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Heiko H. Thieme CEO

*Heiko H. Thieme CEO

Date April 11, 2006

* Print the name and title of each signing officer under his or her signature.